PIONEER
CASH RESERVES
FUND

ANNUAL
REPORT

12/31/02

[PIONEER INVESTMENTS(R) LOGO]

TABLE OF CONTENTS

Letter from the President                                             1

Portfolio Summary                                                     2

Performance Update                                                    3

Portfolio Management Discussion                                       4

Schedule of Investments                                               6

Financial Statements                                                 11

Notes to Financial Statements                                        17

Report of Independent Auditors                                       22

Trustees, Officers and Service Providers                             23

PIONEER CASH RESERVES FUND

LETTER FROM THE PRESIDENT 12/31/02

DEAR SHAREOWNERS,

This year marks the 75th anniversary of Pioneer's founding and the establishment of Pioneer Fund. When we first opened for business in 1928, Calvin Coolidge was president and there were 48 states, not 50. At 120 million people, the U.S. population was less than half its current size. The nation's economic output, now measured in trillions of dollars, stood then at $97 billion. Both the depression of the 1930s and World War II lay in the future, as did the post-war economic resurgence and the baby boom. Other wars followed, in Korea, Vietnam and the Persian Gulf, interspersed with recessions, recoveries and the inevitable market cycles.

In fact, Pioneer has been serving investors for nearly one-third of our nation's history. As one of the companies that created the mutual fund industry, we were among the first to make a professionally managed, diversified stock portfolio available to individual investors, conveniently and at low cost. Today, we offer dozens of investment choices along with retirement programs for individuals and businesses. Our funds are designed to suit investors whose comfort levels vary widely, whether their goals are immediate income, long-term growth or some combination of the two.

Like the country, Pioneer has grown tremendously since the 1920s. Two years ago we became a subsidiary of UniCredito Italiano S.p.A., one of Europe's largest and most successful banking groups. As a result, our ability to serve our shareowners now includes access to global asset management expertise with multinational operations and a significant presence in eight countries. Pioneer Global Asset Management S.p.A. and its subsidiaries manage approximately $108 billion (as of December 31, 2002) under the name Pioneer Investments(R), including $18.5 billion for U.S. investors.

We credit this impressive growth to three key factors. First, our investment approach has always relied on solid, fundamental research into the companies we invest in. Second, we consistently adhere to our core principle of looking for the most attractively valued securities. Finally, we owe our success in large measure to the thousands of investment professionals who recommend Pioneer funds to their clients. These professionals know that mutual funds built around Pioneer's disciplined, research-based approach may be appropriate for many investors.

Looking ahead, we believe that the U.S. economy will soon come out of its doldrums. But no matter what happens in the upcoming months, remember that your investment professional is trained to guide you in creating an appropriate portfolio, one that's designed to help move you closer to your financial goals.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ Daniel T. Geraci
Daniel T. Geraci
Pioneer Investment Management, Inc.

PIONEER CASH RESERVES FUND

PORTFOLIO SUMMARY 12/31/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

Commercial Paper                                41.8%
Corporate Bonds                                 34.9%
U.S. Government Agency Obligations              13.8%
Floating Rate Note                               9.5%

10 LARGEST HOLDINGS
(As a percentage of debt holdings)

 1.  Nestle, 1.29%, 1/6/03                                                 4.65%
 2.  Bank One Corp., Floating Rate, 3/31/03                                3.92
 3.  Wells Fargo & Co., 5.75%, 2/1/03                                      3.12
 4.  PACCAR Financial Corp., 1.73%, 1/24/03                                2.90
 5.  Equitable Resources, Inc. 1.29%, 1/9/03 (144A)                        2.61
 6.  National Rural Utilities Finance, 1.35%, 1/24/03                      2.61
 7.  Federal Home Loan Mortgage Corp., 5.75%, 7/15/03                      2.59
 8.  Schering-Plough Corp., 1.28%, 1/6/03                                  2.51
 9.  Federal Home Loan Bank, 1.75%, 11/10/03                               2.35
10.  Federal Farm Credit Bank, 1.6%, 1/16/04                               2.35

Fund holdings will vary for other periods

PIONEER CASH RESERVES FUND

PERFORMANCE UPDATE 12/31/02

SHARE PRICES

NET ASSET VALUE PER SHARE                    12/31/02          12/31/01
Class A Shares                                $ 1.00            $ 1.00
Class B Shares                                  1.00              1.00
Class C Shares                                  1.00              1.00

DISTRIBUTIONS

PER SHARE                   INCOME         SHORT-TERM        LONG-TERM
(1/1/02-12/31/02)           DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
Class A Shares               $ 0.0115         $ --               $ --
Class B Shares                 0.0033           --                 --
Class C Shares                 0.0029           --                 --

YIELDS*

                            7-DAY ANNUALIZED      7-DAY EFFECTIVE**
Class A Shares                   0.55%                        0.55%
Class B Shares                   0.05%                        0.05%
Class C Shares                   0.05%                        0.05%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.
** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Class B -0.41% and Class C -1.36%. Class A share fees and expenses were not subsidized.

     Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     During the period covered by this report, the Fund's investment advisor, Pioneer Investment Management, Inc., waived a portion of its fee or otherwise limited the Fund's expenses, otherwise returns would have been lower. As of the date of this report, Pioneer has agreed not to impose 0.25% (as of April 22, 2002) of its management fee. This expense limitation is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

     Performance does not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

PIONEER CASH RESERVES FUND

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

Money market yields remained low throughout 2002, falling to their lowest levels in decades when the U.S. Federal Reserve Board cut the Fed Funds Rate by one-half-of one percentage point in November in an effort to stimulate the economy. During the 12 months ended December 31, 2002, Pioneer Cash Reserves provided current income consistent with this very low-yielding investment environment, while maintaining a $1 share price. The Fund invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two leading nationally recognized rating organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected the Fund's performance over the 12 months. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.


Q:   HOW DID THE FUND PERFORM?

A: For the 12 months ended December 31, 2002, the Fund's Class A shares had a total return of 1.15%, while Class B shares and Class C shares had returns of 0.33% and 0.28%, at net asset value, respectively. On December 31, 2002, the seven-day effective yield on Class A shares was 0.55%.

Q:   WHAT FACTORS INFLUENCED PERFORMANCE?

A: Strategy changes we made during the past year helped the Fund post good relative performance. We have given the Fund greater flexibility, but we have not compromised on credit quality. We still invest in only the highest quality, safest money market instruments.

     We expanded the diversification of the portfolio by increasing the number of different holdings. Whereas we formerly invested only in commercial paper, we now also invest in short-term corporate bonds and U.S. government agency bonds with maturities of less than one year. This gives us the opportunity to search for mispriced securities offering relatively higher yields.

     We also have somewhat lengthened the range of maturities in which we may invest. The Fund's portfolio formerly had an average duration of about 30 days, however, we now have the flexibility to bring that average to as high as 90 days if attractive opportunities present themselves. As of December 31, 2002, the Fund's average duration was 55 days.

Q: WHAT WAS THE INVESTMENT ENVIRONMENT LIKE IN 2002 AND HOW DID THAT AFFECT STRATEGY?

A: The key factors that affected money market rates were the already low Fed Funds Rate and the fact that the Federal Reserve cut that rate by an additional one-half of one percent, to just 1.25%, in November 2002. The Federal Reserve kept the rate low because of worries about a number of economic issues, including a slowdown in global economic growth and the threat of deflation. Although the final figures for Gross Domestic Product for 2002 probably will show a growth rate of about 3%, the Federal Reserve continues to worry about weakness in the economy.

     Early in the year, we picked up additional yield by investing in some securities with six- and nine-month maturities. However, as the year progressed, the yield spread narrowed and we found we could no longer gain yield in these securities. Because of the absence of any yield advantage among longer duration securities and because of our expectation that the Federal Reserve would cut rates further, we lowered average duration toward the end of the year.

Q:   WHAT IS YOUR INVESTMENT OUTLOOK?

A: We anticipate the Fund's duration will remain in the 55- to 65-day range for the coming months. However, if we believe that the economy is strengthening and that the Federal Reserve may start raising the Fed Funds Rate, we are likely to further reduce the portfolio's duration. We intend to monitor this situation closely. At the same time, we will seek to enhance yield by buying assets that are undervalued but that do not compromise credit quality or add to risk.

PIONEER CASH RESERVES FUND

SCHEDULE OF INVESTMENTS 12/31/02

 PRINCIPAL
 AMOUNT                                                                                   VALUE
                    CORPORATE BONDS - 44.4%
                    ENERGY - 0.5%
                    OIL & GAS DRILLING - 0.5%
$   1,790,000       Paine Webber Group, Inc., 6.45%, 12/1/03                     $    1,867,213
                                                                                 --------------
                    TOTAL ENERGY                                                 $    1,867,213
                                                                                 --------------
                    MATERIALS - 2.3%
                    COMMODITY CHEMICALS - 2.3%
    8,800,000       E.I. Dupont Nemour, 6.0%, 3/6/03                             $    8,861,958
                                                                                 --------------
                    TOTAL MATERIALS                                              $    8,861,958
                                                                                 --------------
                    CAPITAL GOODS - 3.3%
                    ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
    2,013,000       General Electric Capital Corp., 5.0%, 2/3/03                 $    2,018,128
    6,500,000       General Electric Capital Corp., 7.0%, 2/3/03                      6,531,816
    4,200,000       General Electric Capital Corp., 1.34%, 7/28/03                    4,200,717
                                                                                 --------------
                    TOTAL CAPITAL GOODS                                          $   12,750,661
                                                                                 --------------
                    AUTOMOBILES & COMPONENTS - 0.5%
                    AUTOMOBILE MANUFACTURERS - 0.5%
    2,000,000       PACCAR Financial Corp., 5.84%, 2/14/03                       $    2,007,758
                                                                                 --------------
                    TOTAL AUTOMOBILES & COMPONENTS                               $    2,007,758
                                                                                 --------------
                    RETAILING - 3.1%
                    GENERAL MERCHANDISE STORES - 3.1%
    7,650,000       Wal-Mart Stores Inc., 4.625%, 4/15/03                        $    7,715,925
    4,200,000       Wal-Mart Stores Inc., 4.375%, 8/1/03                              4,249,944
                                                                                 --------------
                    TOTAL RETAILING                                              $   11,965,869
                                                                                 --------------
                    FOOD, BEVERAGE & TOBACCO - 1.2%
                    SOFT DRINKS - 1.2%
    4,500,000       PepsiCo Inc., 5.75%, 1/2/03                                  $    4,500,451
                                                                                 --------------
                    TOTAL FOOD, BEVERAGE & TOBACCO                               $    4,500,451
                                                                                 --------------
                    HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
      838,000       Procter & Gamble, 6.0%, 3/19/03                              $      844,932
    1,500,000       Procter & Gamble, 5.25%, 9/15/03                                  1,539,684
    4,300,000       Procter & Gamble, 8.0%, 11/15/03                                  4,539,160
                                                                                 --------------
                    TOTAL HOUSEHOLD & PERSONAL PRODUCTS                          $    6,923,776
                                                                                 --------------

   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
 AMOUNT                                                                                   VALUE
                    BANKS - 7.9%
$   1,148,000       Abbey National Treasury Services, 7.375%, 4/14/03            $    1,165,517
    3,396,000       Bank of America, 7.0%, 5/15/03                                    3,462,657
    2,100,000       Bank of America, Floating Rate, 8/18/03                           2,103,054
    1,073,000       Bayerische Hypo-Vereinsbank, 4.625%, 3/5/03                       1,077,860
    3,750,000       Citifinancial, 5.875%, 1/15/03                                    3,755,587
    1,600,000       Wells Fargo & Co., 7.0%, 1/15/03                                  1,602,683
   11,900,000       Wells Fargo & Co., 5.75%, 2/1/03                                 11,945,080
    1,750,000       Wells Fargo & Co., 7.2%, 5/1/03                                   1,778,819
    2,300,000       Wells Fargo & Co., 7.25%, 7/14/03                                 2,370,381
    1,000,000       Wells Fargo & Co., 6.375%, 11/15/03                               1,041,801
                                                                                 --------------
                    TOTAL BANKS                                                  $   30,303,439
                                                                                 --------------
                    DIVERSIFIED FINANICIALS - 19.6%
                    DIVERSIFIED FINANCIAL SERVICES - 18.3%
    1,875,000       Abbey National Treasury Services, 7.0%, 1/31/03              $    1,881,973
    2,600,000       Abbey National Treasury Services, 5.75%, 3/31/03                  2,624,137
    4,743,000       Abbey National Treasury Services, 6.5%, 5/12/03                   4,820,027
    1,500,000       American Express Credit, Floating Rate, 4/25/03                   1,500,000
    2,250,000       American Express Credit, Floating Rate, 12/17/03                  2,251,083
    5,100,000       American General Finance Corp., 7.35% 1/14/03                     5,108,983
    1,925,000       American General Finance Corp., 5.9%, 1/15/03                     1,927,634
    2,000,000       American General Finance Corp., 7.34%, 1/17/03                    2,004,392
    3,900,000       American General Finance Corp., 6.2%, 3/15/03                     3,929,278
    1,500,000       American General Finance Corp., 6.18%, 5/12/03                    1,520,944
      500,000       American General Finance Corp., 6.17%, 5/21/03                      507,050
    4,000,000       American General Finance Corp., 7.63%, 6/19/03                    4,104,871
    2,000,000       American General Finance Corp., 5.75%, 11/1/03                    2,066,477
   15,000,000       Bank One Corp., Floating Rate, 3/31/03                           15,001,394
    1,500,000       Bank One Corp., Floating Rate, 6/16/03                            1,501,935
    8,000,000       First Union Corp., Floating Rate, 2/27/03                         8,003,102
    1,250,000       First Union Corp., 2.12875%, 3/31/03                              1,250,878
    1,000,000       Heller Financial Corp., 2.08%, 4/28/03                            1,000,585
    2,000,000       JP Morgan Co., Floating Rate, 1.995%, 1/30/03                     2,000,271
    1,000,000       Pitney Bowes Credit Corp., 5.65%, 1/15/03                         1,001,272
    2,500,000       Pitney Bowes Credit Corp., 8.8%, 2/15/03                          2,520,218
    3,000,000       SBC Communications, Inc., Floating Rate, 3/14/03 (144A)           2,999,607
                                                                                 --------------
                                                                                 $   69,526,111
                                                                                 --------------

   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
 AMOUNT                                                                                   VALUE
                    DIVERSIFIED FINANCIALS - 1.3%
$   5,000,000       USAA Corp., 7.41%, 6/30/03                                   $    5,148,275
                                                                                 --------------
                    TOTAL DIVERSIFIED FINANCIALS                                 $   74,674,386
                                                                                 --------------
                    FINANCIALS - 3.8%
                    INVESTMENT BANK/BROKERAGE - 3.8%
    1,000,000       Salomon Smith Barney, 6.125%, 1/15/03                        $    1,001,690
    5,730,000       Salomon Smith Barney, 7.5%, 2/1/03                                5,755,879
    3,050,000       Salomon Smith Barney, 6.75%, 2/15/03                              3,067,712
    3,613,000       Salomon Smith Barney, 6.25%, 5/15/03                              3,666,889
    1,100,000       Salomon Smith Barney Holdings, Floating Rate, 3/21/03             1,100,520
                                                                                 --------------
                    TOTAL FINANCIALS                                             $   14,592,690
                                                                                 --------------
                    UTILITIES - 0.4%
                    ELECTRIC UTILITIES - 0.4%
    1,400,000       Duke Energy Corp., 6.625%, 2/1/03                            $    1,404,952
                                                                                 --------------
                    TOTAL UTILITIES                                              $    1,404,952
                                                                                 --------------
                    TOTAL CORPORATE BONDS
                    (Cost $169,853,153)                                          $  169,853,153
                                                                                 --------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.8%
                    GOVERNMENT - 11.2%
    9,000,000       Federal Farm Credit Bank, 1.6%, 1/16/04                      $    9,000,000
      500,000       Federal Home Loan Bank, 6.565%, 1/10/03                             500,584
    9,000,000       Federal Home Loan Bank, 1.75%, 11/10/03                           9,000,000
    6,000,000       Federal Home Loan Bank, 1.85%, 11/10/03                           5,995,474
    1,100,000       Federal National Mortgage Association, 6.8%, 1/10/03              1,101,348
      600,000       Federal National Mortgage Association, 5.25%, 1/15/03               600,778
      600,000       Federal Home Loan Mortgage Corp., 7.0%, 2/15/03                     603,653
    5,980,000       Federal Home Loan Mortgage Corp., 7.375%, 5/15/03                 6,101,626
    9,700,000       Federal Home Loan Mortgage Corp., 5.75%, 7/15/03                  9,927,172
                                                                                 --------------
                    TOTAL GOVERNMENT                                             $   42,830,635
                                                                                 --------------

   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
 AMOUNT                                                                                   VALUE
                    MISCELLANEOUS - 2.6%
$   3,500,000       Sallie Mae, 1.261%, 1/16/03                                  $    3,500,000
    1,000,000       Sallie Mae, 1.261%, 2/20/03                                       1,000,000
    2,500,000       Sallie Mae, 1.25%, 3/14/03                                        2,498,940
    3,100,000       Sallie Mae, 1.23%, 4/17/03                                        3,100,000
                                                                                 --------------
                    TOTAL MISCELLANEOUS                                          $   10,098,940
                                                                                 --------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (Cost $52,929,575)                                           $   52,929,575
                                                                                 --------------
                    TOTAL INVESTMENT IN SECURITIES
                    (Cost $222,782,728)                                          $  222,782,728
                                                                                 --------------
                    TEMPORARY CASH INVESTMENTS - 41.8%
                    COMMERCIAL PAPER - 35.4%
    5,460,000       Abbott Laboratories, 1.27%, 1/16/03 (144A)                   $    5,457,111
    6,000,000       American Express Credit Corp., 1.29%, 1/8/03                      5,998,495
    7,000,000       American Express Credit Corp., 1.34%, 1/21/03                     6,994,789
    7,000,000       Chevron Texaco, 1.31%, 1/7/03                                     6,996,920
    7,000,000       Chevron Texaco, 1.31%, 1/7/03                                     6,998,472
    7,000,000       Equitable Resources Inc., 1.76%, 7/12/02 (144A)                   6,998,726
   10,000,000       Equitable Resources Inc., 1.29%, 1/9/03 (144A)                    9,997,133
    7,800,000       Gannett Co., 1.29%, 1/17/03                                       7,795,528
    5,000,000       Gannett Co., 1.29%, 1/21/03                                       4,996,417
    5,000,000       Golden Peanut Co. LLC, 1.3%, 2/12/03                              4,992,417
    5,000,000       Minnesota Mining, 1.28%, 1/22/03                                  4,996,267
    8,000,000       National Rural Utilities Finance, 1.23%, 1/23/03                  7,993,400
   10,000,000       National Rural Utilities Finance, 1.35%, 1/24/03                  9,991,375
   17,800,000       Nestle, 1.29%, 1/6/03                                            17,796,811
   11,100,000       PACCAR Financial Corp., 1.73%, 1/24/03                           11,087,732
    3,000,000       Pfizer Inc., 1.3%, 1/29/03 (144A)                                 2,996,967
    9,595,000       Schering-Plough Corp., 1.28%, 1/6/03                              9,593,294
    3,900,000       The Coca-Cola Co., 1.3%, 1/17/03                                  3,897,745
                                                                                 --------------
                    TOTAL COMMERCIAL PAPER                                       $  135,579,599
                                                                                 --------------

   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
 AMOUNT                                                                                   VALUE
                    REPURCHASE AGREEMENT - 6.4%
$  24,400,000       Greenwich Capital, 1.05%, dated 12/31/02,
                    repurchase price of $24,400,000
                    plus accrued interest on 1/2/03,
                    collateralized by $24,837,000 U.S. Treasury Bond,
                    1.75%, 12/31/04                                              $   24,400,000
                                                                                 --------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $159,979,599)                                          $  159,979,599
                                                                                 --------------
                    TOTAL INVESTMENT IN SECURITIES AND
                    TEMPORARY CASH INVESTMENTS - 100%
                    (Cost $382,762,327)(a)(b)                                    $  382,762,327
                                                                                 ==============

(144A) Security is exempt from registration under Rule 144A of the Securities act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2002 ,the value of these securities amounted to $19,995,466, or 5.16% of total net assets.

(a) At December 31, 2002, the Fund had a net capital loss carryforward of $95,138, which will expire between 2003 and 2010, if not utilized.

(b) At December 31, 2002, the net unrealized gain on investments, based on cost for federal income tax purposes of $382,762,327, was as follows:

         Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                             $           --

         Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                                         --
                                                                                 --------------

         Net unrealized gain                                                     $           --
                                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

     PIONEER CASH RESERVES FUND

     BALANCE SHEET 12/31/02

ASSETS:
  Investment in securities and temporary
     cash investment at amortized cost (cost $382,762,327)                                  $ 382,762,327
  Receivables -
     Fund shares sold                                                                           2,409,306
     Interest                                                                                   3,455,189
  Other                                                                                            24,460
                                                                                            -------------
       Total assets                                                                         $ 388,651,282
                                                                                            -------------

LIABILITIES:
  Payables -
     Fund shares repurchased                                                                $     810,907
  Due to affiliates                                                                               349,724
  Due to custodian                                                                                  3,003
  Accrued expenses                                                                                 92,678
                                                                                            -------------
       Total liabilities                                                                    $   1,256,312
                                                                                            -------------

NET ASSETS:
  Paid-in capital                                                                           $ 387,490,108
  Accumulated net realized loss on investments                                                    (95,138)
                                                                                            -------------
       Total net assets                                                                     $ 387,394,970
                                                                                            =============

NET ASSET VALUE PER SHARE:
  (Offering and redemption price; unlimited number of shares authorized)
  Class A (based on $268,860,667/269,020,020 shares)                                        $        1.00
                                                                                            =============
  Class B (based on $84,901,373/84,868,831 shares)                                          $        1.00
                                                                                            =============
  Class C (based on $33,632,930/33,624,821 shares)                                          $        1.00
                                                                                            =============

MAXIMUM OFFERING PRICE:
  Class C ($1.00 DIVIDED BY 99.00%)                                                         $        1.01
                                                                                            =============

   The accompanying notes are an integral part of these financial statements.

     PIONEER CASH RESERVES FUND

     STATEMENT OF OPERATIONS

     FOR THE YEAR ENDING 12/31/02

INVESTMENT INCOME:
   Interest                                                                          $  8,144,552
                                                                                     ------------

EXPENSES:
   Management fees                                               $ 1,688,866
   Transfer agent fees
      Class A                                                        834,114
      Class B                                                        200,533
      Class C                                                        103,588
   Distribution fees
      Class A                                                        441,599
      Class B                                                        751,532
      Class C                                                        313,003
   Administrative fees                                                68,000
   Custodian fees                                                     57,701
   Registration fees                                                 163,256
   Professional fees                                                  67,837
   Printing                                                           62,816
   Fees and expenses of nonaffiliated trustees                        12,576
   Miscellaneous                                                     133,343
                                                                 -----------
      Total expenses                                                                 $  4,898,764
      Less management fees waived by Pioneer Investment
         Management, Inc.                                                                (800,774)
      Less fees paid indirectly                                                           (42,960)
                                                                                     ------------
      Net expenses                                                                   $  4,055,030
                                                                                     ------------
         Net investment income                                                       $  4,089,522
                                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                                  $    (94,499)
                                                                                     ------------
   Net increase in net assets resulting from operations                              $  3,995,023
                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

     PIONEER CASH RESERVES FUND

     STATEMENTS OF CHANGES IN NET ASSETS

     FOR THE YEARS ENDED 12/31/02 AND 12/31/01, RESPECTIVELY

                                                                  YEAR ENDED        YEAR ENDED
                                                                   12/31/02          12/31/01
FROM OPERATIONS:
  Net investment income                                        $     4,089,522    $     9,889,794
  Net realized gain (loss) on investments                              (94,499)           266,490
                                                               ---------------    ---------------
     Net increase in net assets resulting
      from operations                                          $     3,995,023    $    10,156,284
                                                               ---------------    ---------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income:
   Class A ($0.012 and $0.032 per share, respectively)         $    (3,760,450)   $    (8,463,806)
   Class B ($0.003 and $0.024 per share, respectively)                (240,082)        (1,085,849)
   Class C ($0.003 and $0.023 per share, respectively)                 (88,990)          (340,139)
                                                               ---------------    ---------------
     Total distributions to shareowners                        $    (4,089,522)   $    (9,889,794)
                                                               ---------------    ---------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             $   967,020,098    $ 1,114,609,986
  Reinvestment of distributions                                      2,902,258          8,751,507
  Cost of shares repurchased                                    (1,149,259,184)      (845,551,484)
                                                               ---------------    ---------------
   Net increase (decrease) in net assets resulting from fund
     share transactions                                        $  (179,336,828)   $   277,810,009
                                                               ---------------    ---------------
   Net increase (decrease) in net assets                       $  (179,431,327)   $   278,076,499
NET ASSETS:
  Beginning of period                                              566,826,297        288,749,798
                                                               ---------------    ---------------
  End of period                                                $   387,394,970    $   566,826,297
                                                               ===============    ===============

                                                                  '02 AMOUNT         '01 AMOUNT
CLASS A
Shares sold                                                    $   706,641,011    $   916,754,964
Reinvestment of distributions                                        2,610,516          7,479,814
Less shares repurchased                                           (934,178,276)      (673,437,176)
                                                               ---------------    ---------------
   Net increase (decrease)                                     $  (224,926,749)   $   250,797,602
                                                               ===============    ===============
CLASS B
Shares sold                                                    $   158,444,018    $   125,689,296
Reinvestment of distributions                                          213,845            979,369
Less shares repurchased                                           (129,585,855)      (105,567,179)
                                                               ---------------    ---------------
   Net increase                                                $    29,072,008    $    21,101,486
                                                               ===============    ===============
CLASS C
Shares sold                                                    $   101,935,069    $    72,165,726
Reinvestment of distributions                                           77,897            292,324
Less shares repurchased                                            (85,495,053)       (66,547,129)
                                                               ---------------    ---------------
   Net increase                                                $    16,517,913    $     5,910,921
                                                               ===============    ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND

FINANCIAL HIGHLIGHTS

                                                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                                   12/31/02        12/31/01         12/31/00
CLASS A
Net asset value, beginning of year                                                $      1.00     $      1.00     $      1.00
                                                                                  -----------     -----------     -----------
Increase from investment operations:
   Net investment income                                                          $      0.01     $      0.03     $      0.05
Distributions to shareowners:
   Net investment income                                                                (0.01)          (0.03)          (0.05)
                                                                                  -----------     -----------     -----------
Net asset value, end of year                                                      $      1.00     $      1.00     $      1.00
                                                                                  ===========     ===========     ===========
Total return*                                                                            1.15%           3.29%           5.53%
Ratio of net expenses to average net assets+                                             0.76%           0.93%           1.02%
Ratio of net investment income to average net assets+                                    1.18%           2.89%           5.36%
Net assets, end of year (in thousands)                                            $   268,861     $   493,871     $   242,861
Ratios with no waiver of management fees and
   assumption of expenses by PIM and no reduction for
   fees paid indirectly:
   Net expenses                                                                          0.93%           0.94%           1.02%
   Net investment income                                                                 1.01%           2.88%           5.36%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                          0.75%           0.89%           0.94%
   Net investment income                                                                 1.19%           2.93%           5.44%

                                                                                     YEAR ENDED      YEAR ENDED
                                                                                      12/31/99        12/31/98
CLASS A
Net asset value, beginning of year                                                  $      1.00     $      1.00
                                                                                    -----------     -----------
Increase from investment operations:
   Net investment income                                                            $      0.04     $      0.05
Distributions to shareowners:
   Net investment income                                                                  (0.04)          (0.05)
                                                                                    -----------     -----------
Net asset value, end of year                                                        $      1.00     $      1.00
                                                                                    ===========     ===========
Total return*                                                                              4.23%           4.84%
Ratio of net expenses to average net assets+                                               1.01%           0.88%
Ratio of net investment income to average net assets+                                      4.11%           4.61%
Net assets, end of year (in thousands)                                              $   287,126     $   250,318
Ratios with no waiver of management fees and
   assumption of expenses by PIM and no reduction for
   fees paid indirectly:
   Net expenses                                                                            1.01%           0.88%
   Net investment income                                                                   4.11%           4.61%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                            0.95%           0.77%
   Net investment income                                                                   4.17%           4.72%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each year.ion of the investment at net asset value at the end of each year.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

                                                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                                   12/31/02        12/31/01         12/31/00
CLASS B
Net asset value, beginning of year                                                $     1.000     $      1.00     $      1.00
                                                                                  -----------     -----------     -----------
Increase from investment operations:
   Net investment income                                                          $     0.003     $      0.02     $      0.05
Distributions to shareowners:
   Net investment income                                                               (0.003)          (0.02)          (0.05)
                                                                                  -----------     -----------     -----------
Net asset value, end of year                                                      $     1.000     $      1.00     $      1.00
                                                                                  ===========     ===========     ===========
Total return*                                                                            0.33%           2.42%           4.64%
Ratio of net expenses to average net assets                                              1.59%           1.79%           1.86%
Ratio of net investment income to average net assets                                     0.31%           2.08%           4.49%
Net assets, end of year (in thousands)                                            $    84,901     $    55,837     $    34,693
Ratios with no waiver of management fees
   by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                          1.81%           1.79%           1.86%
   Net investment income                                                                 0.09%           2.08%           4.49%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                                          1.58%           1.77%           1.80%
   Net investment income                                                                 0.32%           2.10%           4.55%

                                                                                     YEAR ENDED      YEAR ENDED
                                                                                      12/31/99        12/31/98
CLASS B
Net asset value, beginning of year                                                  $      1.00     $      1.00
                                                                                    -----------     -----------
Increase from investment operations:
   Net investment income                                                            $      0.03     $      0.04
Distributions to shareowners:
   Net investment income                                                                  (0.03)          (0.04)
                                                                                    -----------     -----------
Net asset value, end of year                                                        $      1.00     $      1.00
                                                                                    ===========     ===========
Total return*                                                                              3.36%           3.96%
Ratio of net expenses to average net assets                                                1.83%           1.67%
Ratio of net investment income to average net assets                                       3.33%           3.79%
Net assets, end of year (in thousands)                                              $    67,184     $    39,639
Ratios with no waiver of management fees
   by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                            1.83%           1.67%
   Net investment income                                                                   3.33%           3.79%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                                            1.81%           1.60%
   Net investment income                                                                   3.36%           3.86%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each year.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

                                                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                                   12/31/02        12/31/01         12/31/00
CLASS C
Net asset value, beginning of year                                                $     1.000     $      1.00     $      1.00
                                                                                  -----------     -----------     -----------
Increase from investment operations:
   Net investment income                                                          $     0.003     $      0.02     $      0.04
Distributions to shareowners:
   Net investment income                                                               (0.003)          (0.02)          (0.04)
                                                                                  -----------     -----------     -----------
Net asset value, end of year                                                      $     1.000     $      1.00     $      1.00
                                                                                  ===========     ===========     ===========
Total return*                                                                            0.28%           2.33%           4.54%
Ratio of net expenses to average net assets+                                             1.64%           1.90%           2.00%
Ratio of net investment income to average net assets+                                    0.27%           2.09%           4.27%
Net assets, end of year (in thousands)                                            $    33,633     $    17,118     $    11,195
Ratios with no waiver of management fees
   by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                          1.88%           1.91%           2.00%
   Net investment income                                                                 0.02%           2.08%           4.27%
Ratios with waiver of management fees
   by PIM and reduction for fees paid indirectly
   Net expenses                                                                          1.62%           1.87%           1.87%
   Net investment income                                                                 0.28%           2.12%           4.40%

                                                                                    YEAR ENDED      YEAR ENDED
                                                                                     12/31/99        12/31/98
CLASS C
Net asset value, beginning of year                                                  $      1.00     $      1.00
                                                                                    -----------     -----------
Increase from investment operations:
   Net investment income                                                            $      0.03     $      0.04
Distributions to shareowners:
   Net investment income                                                                  (0.03)          (0.04)
                                                                                    -----------     -----------
Net asset value, end of year                                                        $      1.00     $      1.00
                                                                                    ===========     ===========
Total return*                                                                              3.34%           4.12%
Ratio of net expenses to average net assets+                                               1.76%           1.66%
Ratio of net investment income to average net assets+                                      3.41%           3.79%
Net assets, end of year (in thousands)                                              $    16,968     $    18,316
Ratios with no waiver of management fees
   by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                            1.76%           1.66%
   Net investment income                                                                   3.41%           3.79%
Ratios with waiver of management fees
   by PIM and reduction for fees paid indirectly
   Net expenses                                                                            1.72%           1.38%
   Net investment income                                                                   3.45%           4.07%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each year.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS 12/31/02

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Cash Reserves Fund (the Fund) is a diversified series of Pioneer Money Market Trust (the Trust). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the Fund is to provide current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by each class of shareowners. No shares of Class Y have been issued.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                      2002             2001
-----------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                $ 4,089,522      $ 9,889,794
Long-term capital gain                                   -                -
                                               ===========      ===========
Total                                          $ 4,089,522      $ 9,889,794
                                               ===========      ===========

     The fund had no distributable earnings on a federal income tax basis at December 31, 2002.

     At December 31, 2002 the Fund has reclassified $23,564 to decrease accumulated realized loss on investments and to decrease paid-in capital. The reclassification has no impact on the net asset value of the Fund and presents the Fund's capital accounts on a tax basis.

C.   FUND SHARES

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   REPURCHASE AGREEMENTS

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   MANAGEMENT AGREEMENT

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2002, $107,203 was payable to PIM related to management fees, administrative fees and certain other services.

Effective April 22, 2002, PIM has agreed not to impose 0.25% of its management fee. In the future, if necessary, PIM may further limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Any such waiver or limitation would be applied to the same extent to each class of shares. These expense limitation policies are voluntary and temporary and maybe revised or terminated by PIM at any time without notice.

3.   TRANSFER AGENT

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $87,893 in transfer agent fees payable to PIMSS at December 31, 2002.

4.   DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $154,628 in distribution fees payable to PFD at December 31, 2002.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2002, CDSCs in the amount of $787,515 were paid to PFD.

5.   EXPENSE OFFSETS

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended December 31, 2002, the Fund's expenses were reduced by $42,960 under such arrangements.

6.   CHANGE IN INDEPENDENT AUDITORS

On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Fund. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Fund for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Fund, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

PIONEER CASH RESERVES FUND

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF PIONEER
MONEY MARKET TRUST AND SHAREOWNERS
OF PIONEER CASH RESERVES FUND:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Cash Reserves Fund (the "Fund") as of December 31, 2002, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the four years in the period then ended were audited by other auditors who have ceased operations and whose report dated February 15, 2002 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund at December 31, 2002, and the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2003

PIONEER CASH RESERVES FUND

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP7

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

3.   TRUSTEES AND OFFICERS

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS                       POSITION HELD WITH THE FUND            TERM OF OFFICE AND LENGTH OF SERVICE
John F. Cogan, Jr. (76)*                    Chairman of the Board,                 Trustee since 1987. Serves until retirement or
                                            Trustee and President                  removal.

Daniel T. Geraci (45)**                     Trustee and Executive                  Trustee since October, 2001. Serves until
                                            Vice President                         retirement or removal.

* Mr.Cogan is an interested trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

** Mr.Geraci is an interested trustee because he is an officer, director and employee of the fund's investment adviser and certain of its affiliates.

PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS HELD BY THIS TRUSTEE
Deputy Chairman and a Director of Pioneer Global Asset       Director of Harbor Global Company, Ltd.
Management S.p.A. ("PGAM"); Non-Executive Chairman and a
Director of Pioneer Investment Management USA Inc.
("PIM-USA"); Chairman and a Director of Pioneer and the
various Momentum Funds; Director, Pioneer Alternative
Investments; Director and Chairman of the Supervisory
Board of Pioneer Czech Investment Company, a.s.;
President of all of the Pioneer Funds; and Of Counsel
(since 2000, partner prior to 2000), Hale and Dorr LLP
(counsel to PIM-USA and the Pioneer Funds)

Director and CEO-US of PGAM since November 2001;             None
Director, Chief Executive Officer and President of
PIM-USA since October 2001; Director of Pioneer
Investment Management Shareholder Services, Inc.
("PIMSS") since October 2001; President and a Director of
Pioneer and Pioneer Funds Distributor, Inc. ("PFD")
(Chairman) since October 2001; Executive Vice President
of all of the Pioneer Funds since October 2001; President
of Fidelity Private Wealth Management Group from 2000
through October 2001; and Executive Vice
President-Distribution and Marketing of Fidelity
Investments Institutional Services and Fidelity
Investments Canada Ltd. prior to 2000

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS                  POSITION HELD WITH THE FUND     TERM OF OFFICE AND LENGTH OF SERVICE
Mary K. Bush (54)                      Trustee                         Trustee since 1997. Serves until retirement or removal.
3509 Woodbine Street,
Chevy Chase, MD 20815

Richard H. Egdahl, M.D. (76)           Trustee                         Trustee since 1992. Serves until retirement or removal.
Boston University Healthcare
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

Margaret B.W. Graham (55)              Trustee                         Trustee since 1990. Serves until retirement or removal.
1001 Sherbrooke
Street West,
Montreal, Quebec, Canada

Marguerite A. Piret (54)               Trustee                         Trustee since 1987. Serves until retirement or removal.
One Boston Place,
28th Floor,
Boston, MA 02108

Stephen K. West (74)                   Trustee                         Trustee since 1993. Serves until retirement or removal.
125 Broad Street,
New York, NY 10004

John Winthrop (66)                     Trustee                         Trustee since 1987. Serves until retirement or removal.
One North Adgers Wharf,
Charleston, SC 29401

PRINCIPAL OCCUPATION DURING PAST FIVE YEARS              OTHER DIRECTORSHIPS HELD BY THIS TRUSTEE
President, Bush International (international             Director and/or Trustee of Brady Corporation
financial advisory firm)                                 (industrial identification and specialty coated
                                                         material products manufacturer), Mortgage
                                                         Guaranty Insurance Corporation, R.J. Reynolds
                                                         Tobacco Holdings, Inc. (tobacco) and Student
                                                         Loan Marketing Association (secondary marketing
                                                         of student loans)

Alexander Graham Bell Professor of Health Care           None
Entrepreneurship, Boston University; Professor of
Management, Boston University School of Management;
Professor of Public Health, Boston University School
of Public Health; Professor of Surgery, Boston
University School of Medicine; and University
Professor, Boston University

Founding Director, The Winthrop Group, Inc.              None
(consulting firm); Professor of Management, Faculty
of Management, McGill University

President and Chief Executive Officer, Newbury, Piret    None
& Company, Inc. (investment banking firm)

Senior Counsel, Sullivan & Cromwell (law firm)           Director, The Swiss Helvetia Fund, Inc.
                                                         (closed-end investment company) and AMVESCAP PLC
                                                         (investment managers)

President, John Winthrop & Co., Inc. (private            None
investment firm)


FUND OFFICERS

NAME, AGE AND ADDRESS                  POSITION HELD WITH THE FUND     TERM OF OFFICE AND LENGTH OF SERVICE
Joseph P. Barri (56)                   Secretary                       Since 1987. Serves at the discretion of Board

Dorothy E. Bourassa (55)               Assistant Secretary             Since November, 2000. Serves at the discretion of Board

Vincent Nave (57)                      Treasurer                       Since November, 2000. Serves at the discretion of Board

Luis I. Presutti (37)                  Assistant Treasurer             Since November, 2000. Serves at the discretion of Board

Gary Sullivan (44)                     Assistant Treasurer             Since May, 2002. Serves at the discretion of Board

Alan Janson (31)                       Assistant Treasurer             Since July, 2002. Serves at the discretion of Board

PRINCIPAL OCCUPATION DURING PAST FIVE YEARS                                       OTHER DIRECTORSHIPS HELD BY THIS TRUSTEE
Partner, Hale and Dorr LLP; Secretary of all of the Pioneer Funds                 None

Secretary of PIM-USA; Senior Vice President-Legal of Pioneer; and                 None
Secretary/Clerk of most of PIM-USA's subsidiaries since October 2000;
Assistant Secretary of all of the Pioneer Funds since November 2000;
Senior Counsel, Assistant Vice President and Director of Compliance of
PIM-USA from April 1998 through October 2000; Vice President and Assistant
General Counsel, First Union Corporation from December 1996 through March
1998

Vice President-Fund Accounting, Administration and Custody Services of            None
Pioneer (Manager from September 1996 to February 1999); and Treasurer of all of the Pioneer Funds (Assistant Treasurer from June 1999 to November
2000)

Assistant Vice President-Fund Accounting, Administration and Custody              None
Services of Pioneer (Fund Accounting Manager from 1994 to 1999); and
Assistant Treasurer of all of the Pioneer Funds since November 2000

Fund Accounting Manager-Fund Accounting, Administration and Custody               None
Services of Pioneer; and Assistant Treasurer of all of the Pioneer Funds
since May 2002

Manager, Valuation Risk and Information Technology-Fund Accounting,               None
Administration and Custody Services of Pioneer since March 2002; and
Assistant Treasurer of all of the Pioneer Funds since July 2002. Manager,
Valuation Risk and Performance Reporting of Pioneer from June 2000 to
February 2002; Member of Pioneer Pricing Group from 1996 to 2000 (promoted to Manager in 1998)

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FACTFONE(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

RETIREMENT PLANS INFORMATION                                      1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                      1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

OUR TOLL-FREE FAX                                                 1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                         www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER INVESTMENT MANAGEMENT, INC.
60 STATE STREET
BOSTON, MASSACHUSETTS 02109
www.pioneerfunds.com

                                                                   12961-00-0203
                                         (C)2003 PIONEER FUNDS DISTRIBUTOR, INC.
                                UNDERWRITER OF PIONEER MUTUAL FUNDS, MEMBER SIPC

[GRAPHIC]

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